Commitments (Details Narrative) $ in Thousands	Mar. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Minimum lease payments net	$ 4,410
Top of range [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments net	$ 38,756